Taxes (Tables)	12 Months Ended
Jun. 30, 2013
Income Tax Disclosure [Abstract]
Schedule of provision for income taxes
	For the years ended June 30,
	2013	2012
U.S. current income tax expense	$-	$-
BVI current income tax expense	-	-
PRC current income tax expense	1,661,388	3,395,237
Total provision for income taxes	1,661,388	$3,395,237

Schedule of reconciliation of the statutory rates to the company's effective tax rate
	For the years ended June 30,
	2013	2012
U.S. Statutory rate	34.0%	34.0%
Foreign income not recognized in U.S.A	(34.0)%	(34.0)%
BVI income tax	0.0%	0.0%
PRC income tax	25.0%	25.0%
China income tax exemption	0.0%	(2.8)%
Other item (1)	36.3%	(0.8)%
Effective rate	61.3%	21.4%

(1)	The 36.3% for the year ended June 30, 2013 was mainly due to the Chinese entities, excluding Baofeng, which had losses before income taxes. Per Chinese tax regulations, net operating losses can be carried forward to offset operating income for the next five years. In addition, some of the expenses are not deductible for PRC income tax purpose. Deferred tax assets should be fully realized. Management evaluated the future operating forecast and noted that the Chinese entities, excluding Baofeng, would have losses in the next few years; and therefore, the management provided a 100% valuation allowance for the deferred tax assets. The (0.8)% for the year ended June 30, 2012 mainly represents a change in fair value of warrants of $4,852,399 incurred by the Company that was not subject to the income tax.

Schedule of reconciliation the valuation allowance
	For the years ended
	June 30, 2013	June 30, 2012
Beginning balance	$620,000	$460,000
Additions	95,000	160,000
Ending balance	$715,000	$620,000

Schedule of value added tax
	For years ended
	June 30, 2013	June 30, 2012
VAT on sales	$13,576,057	$13,954,823
VAT on purchases	$11,831,245	$10,633,858

Schedule of taxes payable
	June 30, 2013	June 30, 2012
VAT	$404,427	$499,658
Income tax	528,242	814,217
Others	200,781	208,187
Total	$1,133,450	$1,522,062